Organization and Nature of Operations (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Feb. 08, 2023 USD ($) $ / shares shares	Feb. 06, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares	Apr. 28, 2021 HKD ($) shares	Dec. 31, 2023	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 $ / shares
Organization and Nature of Operations (Details) [Line Items]
Aggregate amount | $				$ 50,000
Aggregate shares				5,000,000
Par value | $ / shares							$ 0.01
Authorized share capital (in Dollars) | $						$ 50,000
Unissued shares						5,000,000
Share Issuance, description					(a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00004 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.00004, each in accordance with section 13 of the Cayman Islands Companies Act.
Net proceeds (in Dollars) | $	$ 14,098,140	$ 14,098,140
Ownership [Member]
Organization and Nature of Operations (Details) [Line Items]
Interests in subsidiaries					100.00%
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares			$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares			$ 0.00004
HONG KONG [Member]
Organization and Nature of Operations (Details) [Line Items]
Divided shares						5,000,000
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Aggregate amount | $			$ 50,000
Par value | $ / shares						$ 0.0001
Divided shares						400,000,000
Authorized share capital (in Dollars) | $						$ 50,000
Ordinary shares	600,000	4,000,000		5,400,000
Per share (in Dollars per share) | $ / shares						$ 0.0001
Issuance ordinary shares						5,400,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 4
Gross proceeds (in Dollars) | $	$ 16,000,000	$ 16,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value | $ / shares		$ 0.00004
Ordinary shares	4,000,000	600,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value | (per share)						$ 0.0001	$ 0.01
Ordinary shares				100,000,000
Per share (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares						100,000,000
Issuance ordinary shares						3,600,000
Share Capital of Lichen [Member]
Organization and Nature of Operations (Details) [Line Items]
Aggregate amount | $				$ 50,000
Share Capital of Lichen [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares				400,000,000
Share Capital of Lichen [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Par value | $ / shares						$ 0.0001
Ordinary shares				3,600,000